Long-Term Debt and Other Financial Liabilities, Flagship Cargill Sale and Leaseback (Details) $ in Thousands		12 Months Ended
	Dec. 12, 2025 USD ($)	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 11, 2021 USD ($)
Sale and Leaseback Transaction [Abstract]
Loss on extinguishment of debt		$ (1,663)	$ (653)	$ (540)
Payment of participation liability		$ 123,333	73,038	$ 88,742
Flagship Cargill Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount					$ 20,500
Implied average interest rate		2.00%
Number of payment installments | Installment		60
Installment payment		$ 175
Purchase obligation		$ 10,000
Term of charter contract		5 years
Additional percentage payment for difference between market price and floor price		15.00%
Participation liability	$ 2,216
Loss on extinguishment of debt		$ (1,572)
Payment of participation liability	1,108
Participation liability to be applied against vessel's future hire	1,108
Flagship Cargill Sale and Leaseback [Member] | Other Liabilities, Non-current [Member]
Sale and Leaseback Transaction [Abstract]
Participation liability		490	$ 1,106
Flagship Cargill Sale and Leaseback [Member] | Accrued Liabilities [Member]
Sale and Leaseback Transaction [Abstract]
Participation liability		$ 594
Flagship Cargill Sale and Leaseback [Member] | Flagship [Member]
Sale and Leaseback Transaction [Abstract]
Purchase price of vessel	$ 10,920